Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Jun. 19, 2013
Registrant Name	dei_EntityRegistrantName	NORTHERN LIGHTS FUND TRUST III
Central Index Key	dei_EntityCentralIndexKey	0001537140
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	nlft
Document Creation Date	dei_DocumentCreationDate	Jun. 19, 2013
Document Effective Date	dei_DocumentEffectiveDate	Jun. 19, 2013
Prospectus Date	rr_ProspectusDate	Jun. 19, 2013
GlobalView Tactical Asset Allocation Variable Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	GlobalView Tactical Asset Allocation Variable Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The GlobalView Tactical Asset Allocation Variable Fund (the “Portfolio”) seeks long-term capital appreciation with lower volatility than the broad U.S. equity markets over full market cycles.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the annual operating expenses that you may indirectly pay if you invest in the Portfolio through your retirement plan or if you allocate your insurance contract premiums or payments to the Portfolio. However, each insurance contract and separate account involves fees and expenses that are not described in this Prospectus. If the fees and expenses of your insurance contract or separate account were included in this table, your overall expenses would be higher. You should review the insurance contract prospectus for a complete description of fees and expenses.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-12-31
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Portfolio’s performance.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Based on estimated amounts for the current fiscal year.
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates

Acquired Portfolio Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Portfolio’s financial highlights because the financial statements include only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in other investment companies.

Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. However, each insurance contract and separate account involves fees and expenses that are not included in the Example. If these fees and expenses were included in the Example, your overall expenses would be higher. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio employs a fund-of-funds structure pursuant to which, under normal circumstances, the Portfolio invests primarily in exchange-traded funds (“ETFs”) that invest in equity and fixed-income securities of both U.S. and non-U.S. corporate and governmental issuers. The asset classes in which the Portfolio invests include, but are not limited to, small-,mid- and large-capitalization common stocks; securities of foreign issuers, including emerging markets; alternative assets, including real-estate securities, commodity-related securities, currencies, and volatility products; and fixed-income securities, including high yield securities and money market instruments.

The adviser selects ETFs without restriction as to country (including emerging markets), capitalization or currency of the common stock issuers held by each ETF. Although the adviser will seek to allocate Portfolio assets primarily to ETFs, the Portfolio may also invest in mutual funds (collectively with ETFs, “Underlying Funds”) when the adviser determines that comparable ETF options are not available.

The Portfolio seeks to maintain lower volatility than the broad U.S. equity markets over full market cycles. The Portfolio defines “lower volatility than the broad U.S. equity markets” to mean investment returns having a level of volatility that is less than a broad-based measure of the U.S. stock market. The Portfolio defines a “full market cycle” as a time period, which may cover several years, that encompasses a full range of market environments measured from peak to trough to peak, or from trough to peak to trough.

The Portfolio seeks to maintain lower volatility than the overall stock market with reduced correlation to conventional asset classes by allocating assets among the following strategies:

• U.S. & Global Bonds

• U.S. & Global Equities

• Commodities (including Precious Metals, Agricultural, Energy, and Industrial Metals)

• U.S. & Global Real Estate (including REITs)

• Global Currencies

• Long/Short Directional (including futures, options, swaps, forward currency exchange contracts, and other derivative instruments)

• Downside Protection (including cash and short-term instruments and inverse funds)

Each strategy is actively managed and follows a rules-based discipline that employs offensive and defensive tools to manage risk. By tactically adjusting the Portfolio’s allocation among the various strategies, the Adviser seeks to provide downside protection in falling markets and deliver higher risk-adjusted returns over a full market cycle.

The Adviser employs technical analysis in selecting investments for the Portfolio. Technical analysis is a method of evaluating securities by analyzing statistics generated by market activity, such as past prices and volumes. Under normal market conditions, the Portfolio expects to allocate investments among approximately 35-50 Underlying Funds. It is anticipated that the Portfolio’s allocations will change over time in response to changing market conditions, and the Portfolio will likely experience relatively high turnover, particularly during long-term bear markets.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is the risk that you could lose money through your investment in the Portfolio. The Portfolio is not intended to be a complete investment program. Many factors affect the Portfolio’s net asset value and performance.

• Alternative and Specialty Assets Risks: The Portfolio may invest in “alternative asset” or “specialty” market segments that may be more volatile than other Portfolio investments. The risks and volatility of these investments are linked to narrow segments of the economy such as commodities, foreign currencies or real estate. Each segment is subject to different risks inherent in its segment: REITs’ real estate linked investments are affected by property value fluctuations; commodity linked investments may be affected by commodity-specific factors, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments; foreign currency linked investments may be affected by special risks such as reduced liquidity, greater volatility, less developed trading markets and sovereign intervention in the exchange market intended to affect the level or movement of the exchange rate including a country re-issuing a new currency, effectively making the “old” currency worthless. Underlying Funds may employ leverage, which magnifies changes in their value.

• Credit Risk: There is a risk that convertible debt issuers will not make payments on securities held by the Portfolio, resulting in losses to the Portfolio. In addition, the credit quality of convertible debt securities held by the Portfolio may be lowered if an issuer’s financial condition changes.

• Derivatives Risk: Certain Underlying Funds in which the Portfolio invests may invest in derivative instruments. The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities including leverage risk and counterparty default risk.

• Equity Risk: The net asset value of the Portfolio will fluctuate based on changes in the value of the U.S. and/or foreign equity securities held by the Portfolio. Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

• Emerging Market Risk: Emerging market countries may have relatively unstable governments, weaker economies, and less-developed legal systems with fewer security holder rights. Emerging market economies may be based on only a few industries and security issuers may be more susceptible to economic weakness and more likely to default. Emerging market securities also tend to be less liquid.

• Fixed Income Risk: Typically, a rise in interest rates causes a decline in the value of fixed income securities. The value of fixed income securities typically falls when an issuer’s credit quality declines and may even become worthless if an issuer defaults.

• Foreign Investment Risk: Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.

• Inverse Risk: Investments in inverse mutual funds will prevent the Portfolio from participating in market-wide or sector-wide gains and may not prove to be an effective hedge.

• Junk Bond Risk: Lower-quality bonds, known as “high yield” or “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Portfolio’s ability to sell its bonds. The lack of a liquid market for these bonds could decrease the Portfolio’s share price.

• Limited History of Operations: The Portfolio is a new mutual fund and has a limited history of operations for investors to evaluate.

• Management Risk: The Adviser’s judgment about the attractiveness, value and potential appreciation of particular asset classes and securities in which the Portfolio invests may prove to be incorrect and may not produce the desired results.

• Market Risk: Overall securities and derivatives market risks may affect the value of individual instruments in which the Portfolio invests. Factors such as domestic and foreign economic growth and market conditions, interest rate levels, and political events affect the securities and derivatives markets. When the value of the Portfolio’s investments goes down, your investment in the Portfolio decreases in value and you could lose money.

• New Adviser Risk: The adviser has not previously managed a mutual fund.

• Portfolio Turnover Risk: A higher portfolio turnover will result in higher transactional and brokerage costs.

• Small and Medium Capitalization Company Risk: Securities of small and medium capitalization companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

• Underlying Fund Risk: Underlying Funds are subject to investment advisory and other expenses, which will be indirectly paid by the Portfolio. As a result, the cost of investing in the Portfolio will be higher than the cost of investing directly in other investment companies and may be higher than other mutual funds that invest directly in securities. The market value of ETF and closed-end fund shares may differ from their net asset value. Each investment company and ETF is subject to specific risks, depending on the nature of the fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose money through your investment in the Portfolio.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Because the Portfolio has only recently commenced investment operations, no performance information is presented for the Portfolio at this time. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information will be available at no cost by visiting www.geminifund.com or by calling 402-493-4603.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Portfolio has only recently commenced investment operations, no performance information is presented for the Portfolio at this time.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	402-493-4603
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.geminifund.com
GlobalView Tactical Asset Allocation Variable Fund | Class 1
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.15%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.50%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.55%	[1],[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.20%	[1]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.25%)	[3]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.95%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03
GlobalView Tactical Asset Allocation Variable Fund | Class 2
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.15%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.50%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.55%	[1],[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.70%	[1]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.25%)	[3]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	2.45%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03

[1]	Based on estimated amounts for the current fiscal year.
[2]	Acquired Portfolio Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Portfolio's financial highlights because the financial statements include only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in other investment companies.
[3]	The adviser has contractually agreed to waive its fees and reimburse expenses of the Portfolio, at least until December 31, 2013 so that the total annual operating expenses (exclusive of any taxes, short selling expenses, interest, 12b-1 fees, brokerage commissions, expenses incurred in connection with any merger or reorganization, indirect expenses, expenses of other investment companies in which the Portfolio may invest, or extraordinary expenses such as litigation) of the Portfolio do not exceed 1.95% of the Portfolio's average daily net assets. These fee waivers and expense reimbursements by the adviser are subject to possible recoupment from the Portfolio in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. These agreements may be terminated only by the Portfolio's Board of Trustees, on 60 days' written notice to the adviser.